As filed with the Securities and Exchange Commission on October 17, 2002	Registration No. 33-75980* Registration No. 811-2513
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company
(formerly Variable Annuity Account C of Aetna Life Insurance and Annuity Company)

ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company)

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 273-4686

Julie E. Rockmore, Counsel
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on November 1, 2002 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2002, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 18 by reference to the Registrant's filing under Rule 497(c) as filed on May 2, 2002 (File No. 33-75980).

A Supplement dated November 1, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment.

VARIABLE ANNUITY ACCOUNT C Group Installment Variable Annuity Contracts for HR 10 Plans ING Life Insurance and Annuity Company Supplement dated November 1, 2002 to Prospectus dated May 1, 2002

The prospectus is amended to describe differences in contract provisions and Tax Code treatment that apply to group annuity contracts issued to trustees of self-directed individual retirement annuity trusts (group IRA contracts), and to certificates issued to IRA participants under those trusts (IRA certificates). Contract and certificate endorsements relating to these changes may be subject to state regulatory approval.

The Company does not issue new group IRA contracts nor accept new IRA participants under the contracts.

Contract Rights
Under group IRA contracts and IRA certificates, the contract holder has no right, title or interest in the amounts held under the contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the contract for his or her account. The Company will maintain an individual account for each IRA participant.

Free Look/Right to Cancel
Contract holders under group IRA contracts and IRA participants may cancel the contract or certificate within ten days after they receive the document or as otherwise allowed by state law.

Early Withdrawal Charge
No early withdrawal charge applies to amounts held in the Fixed Account or the subaccounts under the IRA certificates.

Maintenance Fee
No maintenance fee applies to amounts held under the IRA certificates.

Mortality and Expense Risk Fee
The mortality and expense risk fee for IRA certificates is 1.25% annually of the amounts held in the subaccounts.

Administrative Expense Charge
No administrative expense charge currently applies to amounts held in the subaccounts under IRA certificates, although the Company reserves the right to assess the charge to accounts in the future.

Contract Purchase and Participation
Contributions under the IRA certificates, other than rollover contributions or employer contributions to a Simplified Employee Pension Plan, may not exceed limits set forth in the Tax Code. The group IRA contracts and IRA certificates do not account for pre-tax and post-tax contributions separately.

The following purchase payment methods are allowed:

  Annual contributions and installment payments.
  Rollovers or transfers from one or more of the following sources:
  A traditional IRA under Tax Code section 408(b);
  A Roth IRA under Tax Code section 408A;

X.75980-02A	November 2002
  An individual retirement account under Tax Code section 408(a) or 403(a);
  A tax-deferred annuity or custodial account under Tax Code section 403(b);
  A qualified pension or profit sharing plan under Tax Code section 401(a) or 401(k); or
  A governmental plan that qualifies under Tax Code section 457(b).

The Guaranteed Accumulation Account is not available as an investment option under the group IRA contracts and IRA certificates.

Beneficiary
Each IRA participant must name a beneficiary who shall be entitled to receive any death benefit due under the contract.

Taxation - The following paragraphs are added to the applicable sections of the "Taxation" section of the prospectus.

Taxation of Gains Prior to Distribution
IRA participants generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax qualified retirement arrangements under Tax Code sections 408(b) and 408A also generally defer payment of taxes until they are withdrawn. (See "Withdrawals and Other Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits, which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the group IRA contracts and certificates are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Plan Types
The group IRA contracts and IRA certificates are designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b) or 408(k). Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee.

Withdrawals and Other Distributions
Certain tax rules apply to distributions from group IRA contracts. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Taxation of Distributions
408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in
2
accordance with the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Penalty Tax
Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply, including one or more of the following:

  You have attained age 591/2 ;
  You have become disabled as defined in the Tax Code;
  You have died;
  The distribution is rolled over in accordance with the Tax Code;
  The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;
  The distribution is used to pay for health insurance premiums for certain unemployed individuals;
  The amount withdrawn is for a qualified first-time home purchase; or
  The amount withdrawn is for qualified higher education expenses.

Minimum Distribution Requirements
In order for IRA participants to avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

Start date for distributions; The time period in which all amounts in your account(s) must be distributed; or Distribution amounts.

Start Date. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 701/2.

Time Period. We must pay out distributions from the contract over one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each periodic distribution must be calculated in accordance with IRS regulations.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds.

Special Rule for IRA Spousal Beneficiaries under IRA contracts and certificates. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In

3

such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 701/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

Add the following section to the "Taxation" section before the paragraph on "Taxation of the Company."

Assignment or Transfer of Contracts
Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

4

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
-	Statement of Assets and Liabilities as of December 31, 2001
-	Statements of Operations for the year ended December 31, 2001
-	Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000
-	Condensed Financial Information for the year ended December 31, 2001
-	Notes to Financial Statements
-	Report of Independent Auditors
Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Auditors
-	Consolidated Statements of Income for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999
-	Consolidated Balance Sheets as of December 31, 2001 and 2000
-

Consolidated Statements of Changes in Shareholder's Equity for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999

-	Consolidated Statements of Cash Flows for the Year Ended December 31, 2001, One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Year Ended December 31, 1999
-	Notes to Consolidated Financial Statements
(3)

Financial Accounting Standard No. 142, Accounting for Goodwill and Other Intangible Asset (FAS 142) Transitional Disclosures - Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-4 (File No. 333-01107), as filed on July 16, 2002

(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C(1)
(2)	Not applicable
(3.1)	Broker-Dealer Agreement(2)
(3.2)	Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
(3.3)	Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)
(3.4)	Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services LLC(4)
(4.1)	Variable Annuity Contract (G-CDA-HF)(5)
(4.2)	Variable Annuity Certificate (GTCC-HF)(6)
(4.3)	Variable Annuity Contract (I-CDA-HD)(7)
(4.4)	Variable Annuity Contract (GIH-CDA-HB)(6)
(4.5)	Variable Annuity Contract (IMT-CDA-HO)(6)
(4.6)	Variable Annuity Contract (G-CDA-HD)(8)
(4.7)	Variable Annuity Contract (GIP-CDA-HB)(9)
(4.8)	Endorsement (EGAAE-IO) to Contract GIH-CDA-HB(6)
(4.9)	Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and IMT-CDA-HO(6)
(4.10)	Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and IMT-CDA-HO(6)
(4.11)	Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB(7)
(4.12)	Endorsement (EGAWA-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
(4.13)	Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
(4.14)	Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB and IMT-CDA-HO(6)
(4.15)	Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
(4.16)	Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF(6)
(4.17)	Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD(6)
(4.18)	Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD(6)
(4.19)	Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO(6)
(4.20)	Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and GIH-CDA-HB(6)
(4.21)	Endorsement (EUSR-HC) to Contract IMT-CDA-HO(6)
(4.22)	Endorsement (EGAWI-HC) to Contract IMT-CDA-HO(6)
(4.23)	Endorsement (ERPH-HB) to Contract IMT-CDA-HO(6)
(4.24)	Endorsement (EIECVT-HI) to Contract IMT-CDA-HO(6)
(4.25)	Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO and GIH-CDA-HB(6)
(4.26)	Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO(6)
(4.27)	Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB(6)
(4.28)	Endorsement (EPUMF-IC) to Contract GIH-CDA-HB(6)
(4.29)	Endorsement (EGECVT-HI) to Contract GIH-CDA-HB(6)
(4.30)	Endorsement (ERPH-HB) to Contract GIH-CDA-HB(6)
(4.31)	Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB(6)
(4.32)	Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and GIP-CDA-HB(6)
(4.33)	Endorsement (EFUND97) to Contract IMT-CDA-HO(5)
(4.34)	Endorsement (EG401-GIE-98) to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB(10)
(4.35)	Endorsement EEGTRRA-CORP(01) to Contracts G-CDA-HF, GTCC-FF, I-CDA-HD, GIH-CDA-HB, IMT-CDA-HO, G-CDA-HD and GIP-CDA-HB(11)
(4.36)	Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, ICDA-HD, IMT-CDA-HO, G-CDA-HD and Certificate GTCC-HF(12)
(4.37)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change(13)
(4.38)	Form of Endorsement EGTIRA-02 to Contract G-CDA-HF
(5.1)	Variable Annuity Contract Application (300-GPP-10)(9)
(5.2)	Variable Annuity Contract Application (200-IMC-HG)(6)
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(14)
(6.2)	By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(14)
(7)	Not applicable
(8.1)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)

(8.2)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(15)

(8.3)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(16)

(8.4)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(17)

(8.5)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(17)

(8.6)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(18)

(8.7)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)

(8.8)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(15)

(8.9)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(17)

(8.10)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(17)

(8.11)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(13)
(8.12)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(13)

(8.13)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(13)
(8.14)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(13)

(9)	Opinion and Consent of Counsel
(10)	Consents of Independent Auditors
(11)	Not applicable
(12)	Not applicable
(13)	Schedule for Computation of Performance Data(19)

	(14.1)	Powers of Attorney(20)&(21)
	(14.2)	Authorization for Signatures(3)
1.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3.	Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4.	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5.	Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
6.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
7.	Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
8.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
9.	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75980), as filed on August 19, 1997.
10.	Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 15, 1999.
11.	Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 11, 2002.
12.	Incorporated by reference to Post-Effective Amendment No. to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
13.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
14.	Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
15.	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
16.	Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
17.	Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
18.	Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
19.	Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 17, 1998.
20.	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
21.	Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 16, 2002.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney**	Director and President
Keith Gubbay***	Director
P. Randall Lowery***	Director
Chris D. Schreier***	Director, Senior Vice President and Chief Financial Officer
Mark A. Tullis***	Director
Cheryl Price***	Vice President and Chief Accounting Officer
Paula Cludray-Engelke****	Secretary
Brian Murphy**	Vice President and Chief Compliance Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
**	The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
***	The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
****	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Exhibit 99-B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.
Item 27. Number of Contract Owners
As of August 31, 2002, there were 625,757 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) also acts as the principal underwriter for ING Partners, Inc. (formerly Portfolio Partners, Inc.) (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, IFA acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). IFA is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis*	Director and Senior Vice President
Shaun P. Mathews**	Director and Senior Vice President
Allan Baker**	Senior Vice President
Boyd G. Combs***	Senior Vice President
Christine Donahue**	Vice President and Chief Financial Officer
David S. Pendergrass**	Vice President and Treasurer
Therese Squillacote**	Vice President and Chief Compliance Officer
Paula Cludray-Engelke****	Secretary
Jeffrey R. Berry**	Chief Legal Officer
Christina Lareau**	Vice President
Terran Titus**	Vice President
William T. Abramowicz 2525 Cabot Dr., Ste. 300 Lisle, IL 60532	Vice President
Maryellen R. Allen**	Vice President
Douglas J. Ambrose*	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Robert H. Barley****	Vice President
David A. Brounley**	Vice President
Brian D. Comer**	Vice President
Keith J. Green***	Vice President
Brian K. Haendiges**	Vice President
Brian P. Harrington*****	Vice President
Bernard P. Heffernon******	Vice President
William S. Jasien******	Vice President
Jess D. Kravitz*	Vice President
Mary Ann Langevin**	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
James F. Lille 159 Wolf Rd., 1st Fl. Albany, NY 12205	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Christine C. Marcks**	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Pamela Mulvey**	Vice President
Scott T. Neeb*	Vice President
Ethel Pippin**	Vice President
Paulette Playce Two City Place Dr., Ste. 300 St. Louis, MO 63141	Vice President
Deborah Rubin*****	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn**	Vice President
David A. Kelsey**	Assistant Vice President
Allissa Archer Obler****	Assistant Secretary
Loralee Ann Renelt****	Assistant Secretary
Rebecca A. Schoff****	Assistant Secretary
John F. Todd**	Assistant Secretary
Robert J. Scalise**	Assistant Treasurer
Glenn Allan Black***	Tax Officer
Joseph J. Elmy**	Tax Officer
G. Michael Fell***	Tax Officer
*	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
**	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
***	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
****	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
*****	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
******	The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067.
(c)	Compensation from January 1, 2001 to December 31, 2001:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$717,753.80
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2001.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ING Life Insurance and Annuity Company 151 Farmington Avenue Hartford, Connecticut 06156
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75980) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of October, 2002.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Thomas J. McInerney*
Thomas J. McInerney President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Thomas J. McInerney*	Director and President	)
Thomas J. McInerney	(principal executive officer))
)
Keith Gubbay*	Director	)
Keith Gubbay		)
)
Randy Lowery*	Director	)	October
P. Randall Lowery		)	17, 2002
)
Chris D. Schreier*	Director, Senior Vice President and Chief Financial Officer	)
Chris D. Schreier		)
)
Mark A. Tullis*	Director	)
Mark A. Tullis		)
)
Cheryl Price*	Vice President and Chief Accounting Officer	)
Cheryl Price		)

By:	/s/ Julie E. Rockmore
Julie E. Rockmore *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.4.38	Form of Endorsement EGTIRA-02 to Contract G-CDA-HF

99-B.9	Opinion and Consent of Counsel

99-B.10	Consents of Independent Auditors